Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Financial result
Interest expense	€ (307)	€ (549)	€ (622)	€ (592)
Interest expense on lease liability (2018: Finance lease obligations)	(52)	(23)	(95)	(59)
Long-term debt	(253)	(236)	(494)	(467)
Expense from revaluation of derivative financial instruments		(225)
Other	(2)	(65)	(33)	(66)
Interest income	641	11	98	732
Payout of bond funds	18	9	71	14
Income from revaluation of derivative financial instruments	620		19	716
Other	3	2	8	2
Financial result	€ 334	€ (538)	€ (524)	€ 140